Investment Securities	12 Months Ended
Dec. 31, 2014
Investments Debt And Equity Securities [Abstract]
Investment Securities
(4)	Investment Securities

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2014 and 2013 are as follows:

		Gross	Gross
	Amortized	unrealized	unrealized
(in thousands)	cost	gains	losses	Fair value
December 31, 2014
Government sponsored enterprises	$57,002	$240	$143	$57,099
Asset-backed securities	106,726	855	1,119	106,462
Obligations of states and political subdivisions	34,925	583	71	35,437
Total available for sale securities	$198,653	$1,678	$1,333	$198,998

December 31, 2013
U.S. Treasury	$1,000	$3	$0	$1,003
Government sponsored enterprises	61,006	377	767	60,616
Asset-backed securities	112,747	817	3,191	110,373
Obligations of states and political subdivisions	33,637	568	212	33,993
Total available for sale securities	$208,390	$1,765	$4,170	$205,985

All of the Company’s investment securities are classified as available for sale. Agency bonds and notes, agency mortgage-backed securities and agency collateralized mortgage obligations (CMO) include securities issued by the Government National Mortgage Association (GNMA), a U.S. government agency, and the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Bank (FHLB), which are U.S. government-sponsored enterprises.

Investment securities that are classified as restricted equity securities primarily consist of Federal Home Loan Bank stock and the Company’s interest in statutory trusts. These securities are reported at cost in other assets in the amount of $4.7 million and $4.0 million as of December 31, 2014 and 2013, respectively.

Debt securities with carrying values aggregating approximately $145.5 million and $145.8 million at December 31, 2014 and December 31, 2013, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2014, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$12,322	$12,421
Due after one year through five years	56,138	56,327
Due after five years through ten years	21,409	21,767
Due after ten years	2,058	2,021
Total	91,927	92,536
Asset-backed securities	106,726	106,462
Total available for sale securities	$198,653	$198,998

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2014 and December 31, 2013 were as follows:

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2014
Government sponsored enterprises	$2,983	$(4)	$17,862	$(139)	$20,845	$(143)
Asset-backed securities	10,314	(50)	45,445	(1,069)	55,759	(1,119)
Obligations of states and political subdivisions	3,667	(15)	1,942	(56)	5,609	(71)
Total	$16,964	$(69)	$65,249	$(1,264)	$82,213	$(1,333)

(in thousands)
At December 31, 2013
Government sponsored enterprises	$25,771	$(767)	$0	$0	$25,771	$(767)
Asset-backed securities	76,048	(2,940)	5,941	(251)	81,989	(3,191)
Obligations of states and political subdivisions	6,907	(159)	450	(53)	7,357	(212)
Total	$108,726	$(3,866)	$6,391	$(304)	$115,117	$(4,170)

The total available for sale portfolio consisted of approximately 300 securities at December 31, 2014. The portfolio included 74 securities having an aggregate fair value of $82.2 million that were in a loss position at December 31, 2014. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $65.2 million at fair value. The $1.3 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2014 was caused by interest rate fluctuations. The total available for sale portfolio consisted of approximately 348 securities at December 31, 2013. The portfolio included 96 securities having an aggregate fair value of $115.1 million that were in a loss position at December 31, 2013. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $6.4 million at fair value. The $4.2 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2013 was caused by interest rate fluctuations. Because the decline in fair value is attributable to changes in interest rates and not credit quality these investments were not considered other-than-temporarily impaired at December 31, 2014 and 2013, respectively.

The table presents the components of investment securities gains and losses, which have been recognized in earnings:

(in thousands)	2014	2013	2012
Gains realized on sales	$86	$786	$26
Losses realized on sales	(66)	(8)	0
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$20	$778	$26